Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2009	$ 46,249	$ 102,917	$ 253,167	$ (90,877)	$ (2,554)	$ 308,902
Net income			38,960			38,960
Other comprehensive income					57	57
Cash dividends declared			(21,222)			(21,222)
Stock-based compensation expense, net		137		693		830
Exercise of stock options		3		233		236
Purchase of treasury shares				(12,902)		(12,902)
Ending balance at Dec. 31, 2010	46,249	103,057	270,905	(102,853)	(2,497)	314,861
Net income			40,678			40,678
Other comprehensive income					(1,410)	(1,410)
Cash dividends declared			(20,533)			(20,533)
Stock-based compensation expense, net		283		783		1,066
Exercise of stock options		(5)		267		262
Purchase of treasury shares				(23,790)		(23,790)
Ending balance at Dec. 31, 2011	46,249	103,335	291,050	(125,593)	(3,907)	311,134
Net income			38,945			38,945
Other comprehensive income					2,485	2,485
Acquisition of Virginia Savings Bancorp		276		7,447		7,723
Cash dividends declared			(20,725)			(20,725)
Stock-based compensation expense, net		34		1,049		1,083
Exercise of stock options		(121)		665		544
Purchase of treasury shares				(7,915)		(7,915)
Ending balance at Dec. 31, 2012	$ 46,249	$ 103,524	$ 309,270	$ (124,347)	$ (1,422)	$ 333,274